DEBENTURES - Maturities of long-term portion of the debentures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEBENTURES
Debentures	R$ 5,880,751	R$ 432,155	R$ 287,347	R$ 188,933
2021
DEBENTURES
Debentures	47,067
2022
DEBENTURES
Debentures	1,150,905
2023
DEBENTURES
Debentures	54,021
2024
DEBENTURES
Debentures	2,702,273
2025
DEBENTURES
Debentures	75,042
After 2025
DEBENTURES
Debentures	R$ 1,851,443